7. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	10/01/2012 to 03/31/2013	10/01/2011 to 03/31/2012
Current
Federal	$-	$-
State	800	800
Total income tax expense	$800	$800